Goodwill - Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Goodwill balance, beginning of year	$ 311,865	$ 38,019
Goodwill balance, end of year	311,865	311,865
6 River Systems, Inc.
Goodwill [Roll Forward]
Increase related to acquisitions	0	264,527
Other acquisitions
Goodwill [Roll Forward]
Increase related to acquisitions	$ 0	$ 9,319